Schedule of Investments (unaudited)	iShares® Global Utilities ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
APA Group	114,184	$834,617
Origin Energy Ltd.	166,686	872,422
		1,707,039
Austria — 0.2%
Verbund AG	3,089	259,661

Brazil — 0.7%
Centrais Eletricas Brasileiras SA	123,239	979,588

Canada — 3.7%
Algonquin Power & Utilities Corp.	65,014	423,503
Brookfield Infrastructure Partners LP(a)	44,330	1,373,117
Emera Inc.	25,915	990,474
Fortis Inc.	46,133	1,846,001
Hydro One Ltd.(b)	30,702	822,424
		5,455,519
Chile — 0.2%
Enel Americas SA	1,837,534	245,871

Colombia — 0.1%
Interconexion Electrica SA ESP	43,071	188,427

Denmark — 1.1%
Orsted AS(b)	18,221	1,647,281

Finland — 0.5%
Fortum OYJ	42,114	701,369

France — 3.4%
Electricite de France SA	60,168	772,457
Engie SA	179,007	2,560,887
Veolia Environnement SA	63,440	1,630,053
		4,963,397
Germany — 3.4%
E.ON SE	216,468	2,152,124
RWE AG	65,388	2,890,652
		5,042,776
Hong Kong — 0.8%
CLP Holdings Ltd.	161,500	1,176,619
Hong Kong & China Gas Co. Ltd.	—	—
		1,176,619
Italy — 4.1%
Enel SpA	746,601	4,015,326
Snam SpA	198,361	961,820
Terna - Rete Elettrica Nazionale	136,135	1,005,383
		5,982,529
Japan — 2.0%
Chubu Electric Power Co. Inc.	73,300	757,957
Kansai Electric Power Co. Inc. (The)	79,900	775,898
Osaka Gas Co.Ltd.	40,300	649,358
Tokyo Gas Co. Ltd.	39,000	763,612
		2,946,825
Portugal — 0.9%
EDP - Energias de Portugal SA	283,940	1,415,385

Spain — 5.9%
Enagas SA	23,897	397,371
Endesa SA	30,732	579,192
Iberdrola SA	559,336	6,529,402

Security	Shares	Value

Spain (continued)
Naturgy Energy Group SA	17,825	$463,254
Red Electrica Corp. SA	41,882	728,251
		8,697,470
United Kingdom — 5.5%
National Grid PLC	374,496	4,486,220
Severn Trent PLC	24,511	783,080
SSE PLC	101,072	2,078,741
United Utilities Group PLC	65,984	788,399
		8,136,440
United States — 66.0%
AES Corp. (The)	64,626	1,858,644
Alliant Energy Corp.	24,279	1,340,444
Ameren Corp.	24,999	2,222,911
American Electric Power Co. Inc.	49,645	4,713,793
American Water Works Co. Inc.	17,537	2,672,990
Atmos Energy Corp.	13,472	1,509,807
CenterPoint Energy Inc.	60,909	1,826,661
CMS Energy Corp.	28,077	1,778,116
Consolidated Edison Inc.	34,304	3,269,514
Constellation Energy Corp.	31,624	2,726,305
Dominion Energy Inc.	80,504	4,936,505
DTE Energy Co.	18,682	2,195,695
Duke Energy Corp.	74,397	7,662,147
Edison International	36,906	2,347,960
Entergy Corp.	19,619	2,207,137
Evergy Inc.	22,208	1,397,549
Eversource Energy	33,651	2,821,300
Exelon Corp.	95,958	4,148,264
FirstEnergy Corp.	52,521	2,202,731
NextEra Energy Inc.	172,252	14,400,267
NiSource Inc.	39,278	1,077,003
NRG Energy Inc.	22,221	707,072
PG&E Corp.(a)	155,289	2,524,999
Pinnacle West Capital Corp.	10,938	831,726
PPL Corp.	71,226	2,081,224
Public Service Enterprise Group Inc.	48,247	2,956,094
Sempra Energy	30,368	4,693,071
Southern Co. (The)	105,179	7,510,832
WEC Energy Group Inc.	30,424	2,852,554
Xcel Energy Inc.	52,887	3,707,908
		97,181,223

Total Long-Term Investments — 99.6%
(Cost: $164,462,770)		146,727,419

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	190,000	190,000

Total Short-Term Securities — 0.2%
(Cost: $190,000)		190,000

Total Investments — 99.8%
(Cost: $164,652,770)		146,917,419

Other Assets Less Liabilities — 0.2%		362,126

Net Assets — 100.0%		$147,279,545

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF
December 31, 2022

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$20,246	$—		$(20,161	)(b)	$(82)	$(3)	$—	—	$1,531	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	0	(b)	—		—	—	190,000	190,000	4,941		—
						$(82)	$(3)	$190,000		$6,472		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	1	01/20/23	$87	$(1,042)
E-Mini Utilities Select Sector Index	6	03/17/23	430	(2,919)
				$(3,961)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF
December 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$102,882,613	$43,844,806	$—	$146,727,419
Money Market Funds	190,000	—	—	190,000
	$103,072,613	$43,844,806	$—	$146,917,419
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,919)	$(1,042)	$—	$(3,961)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3